Contract Assets and All Other Assets (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Investments [Abstract]
Assets held for sale		$ 3,013	$ 2,818
All Other Assets		39,625	36,797
GE
Investments [Abstract]
Assets held for sale	[1]	3,013	2,818
All Other Assets	[1]	12,537	12,813
GE | Other Assets
Contract Assets [Line Items]
Contract asset		21,654	21,156
Investments [Abstract]
Billings in excess of revenue		2,675	2,602
GE Capital
Investments [Abstract]
Assets held for sale		0	0
All Other Assets		$ 28,607	$ 25,081

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.